Other Financial Data (Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Other Financial Data [Abstract]
Pension plans	$ 539	$ 805
Deferred income taxes	823	592
Postretirement plans, excluding current portion	263	337
Other	688	722
Total	$ 2,313	$ 2,456